Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (39,991,402)	$ (33,838,950)	$ (19,514,293)
Cash receipts from grant income and government incentives		3,655,807	3,302,200	1,313,997
Cash receipts from license revenue		0	87,816	0
Cash receipts from research material sales		82,319	86,990	322,586
Interest received		917,997	224,656	112,243
Advance from customers		0	0	138,312
Income Tax paid		0	(34)	(33)
Payment for security deposit		0	0	0
Payment for interest expenses		(20,541)	(92,430)	(13,154)
Net cash outflows used in operating activities		(35,355,820)	(30,229,752)	(17,640,342)
Cash flows related to investing activities
Payments for plant and equipment		(82,735)	(22,914)	(15,601)
Net cash outflows used in investing activities		(82,735)	(22,914)	(15,601)
Cash flows related to financing activities*
Proceeds from issue of shares	[1]	80,082,752	52,975,330	43,307,232
Proceeds from issue of warrants	[1]	0	0	0
Proceeds from exercising of warrants	[1]	0	0	11,266,430
Share issue transaction costs	[1]	(3,848,741)	(2,427,155)	(2,144,359)
Principal elements of lease payments	[1]	(211,974)	(222,536)	(214,378)
Advance payment from shareholders for SPP	[1]	0	0	465,000
Transaction costs of warrant issues	[1]	0	0	0
Net cash in flows provided by (used in) financing activities	[1]	76,022,037	50,325,639	52,679,925
Net increase/(decrease) in cash and cash equivalents		40,583,481	20,072,973	35,023,982
Effect of exchange rate on cash and cash equivalents		2,839,106	(671,035)	(752,838)
Cash and cash equivalents at the beginning of the year		79,995,129	60,593,191	26,322,047
Cash and cash equivalents at the end of the year		$ 123,417,716	$ 79,995,129	$ 60,593,191

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 16 to the financial statements. • Fair value movement of warrant liability disclosed in Note 15 to the financial statements. • Exercise of vested performance rights for no cash consideration disclosed in Note 21 to the financial statements.